INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE	The components of income tax provision (benefit) related to continuing operations are as follows at December 31:
	2024	2023
Current	$-	$-
Deferred	$-	$-
Total tax provisions	$-	$-

SCHEDULE OF EFFECTIVE RECONCILIATION INCOME TAX RATE

The following is a reconciliation of the effective income tax rate with the statutory income tax rate at December 31:

	2024	2023
U.S. Federal statutory income tax rate	21.0%	21.0%
State income tax, net of federal benefit	4.35%	4.35%
Subtotal	25.35%	25.35%
Valuation allowance	(25.35)%	(25.35)%
	0.0%	0.0%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The net deferred tax assets and liabilities included in the financial statements consist of the following amounts at December 31:

	2024	2023
Deferred tax assets:
Net operating loss carry forwards	$3,901,771	$3,314,633
Stock based compensation	2,204,432	1,956,967
Other	733,411	700,621
Total	6,839,614	5,972,221
Deferred tax liabilities:	-	-
Less: valuation allowance	(6,839,614)	(5,972,221)
Net deferred tax assets	$-	$-